Supplementary Information on Oil and Gas Operations-Unaudited (Tables)	12 Months Ended
Dec. 31, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Costs incurred in oil and gas property acquisition
The following tables disclose certain financial data relative to the Company’s oil and gas producing activities, which are located onshore and offshore in the continental United States:
Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities
(amounts in thousands)

	For the Year-Ended December 31,
	2016	2015	2014
Acquisition costs:
Proved	$3,346	$2,287	$3,064
Unproved (1)	2,197	2,550	39,164
Divestiture of proved leasehold	(7,000)	—	—
Exploration costs:
Proved	715	29,322	67,297
Unproved	603	7,677	13,515
Development costs	1,522	9,888	55,722
Capitalized general and administrative and interest costs	7,558	12,881	22,121
Total costs incurred	$8,941	$64,605	$200,883

	For the Year-Ended December 31,
	2016	2015	2014
Accumulated depreciation, depletion and amortization (DD&A)
Balance, beginning of year	$(1,157,455)	$(1,648,060)	$(1,553,044)
Provision for DD&A	(27,962)	(62,138)	(86,406)
Ceiling test writedown	(40,304)	(266,562)	—
Sale of proved properties and other (2) (3)	(17,565)	819,305	(8,610)
Balance, end of year	$(1,243,286)	$(1,157,455)	$(1,648,060)

DD&A per Mcfe	$1.19	$1.82	$1.99

(1)	During 2014, the Company entered into a joint venture in Louisiana for an aggregate purchase price of $24 million for an approximate 30,000 acre leasehold position.

(2)	During 2015, the Company sold its Woodford Shale and Mississippian Lime assets for an aggregate cash purchase price of $274.1 million (see Note 2).

(3)
During 2016, the Company sold its remaining Oklahoma producing assets for an aggregate purchase price of $17.6 million. During 2015, the Company sold its Fort Trinidad assets for net proceeds of approximately $0.5 million and its East Haynesville assets for net proceeds of approximately $0.1 million. During 2014, the Company sold its Eagle Ford assets for net proceeds of approximately $9.8 million.

Schedule of proved developed reserve quantities
The following table sets forth an analysis of the Company’s estimated quantities of net proved and proved developed oil (including condensate), gas and natural gas liquid reserves, all located onshore and offshore in the continental United States:

	Oil in MBbls	NGL in MMcfe	Natural Gas in MMcf	Total Reserves in MMcfe
Proved reserves as of December 31, 2013	3,031	28,430	250,109	296,723
Revisions of previous estimates	(37)	2,894	9,976	12,650
Extensions, discoveries and other additions	475	49,990	82,364	135,205
Sale of reserves in place	(229)	(334)	(2,396)	(4,105)
Production	(803)	(7,482)	(31,028)	(43,325)
Proved reserves as of December 31, 2014	2,437	73,498	309,025	397,148
Revisions of previous estimates	(211)	(3,571)	(9,852)	(14,698)
Extensions, discoveries and other additions	163	16,078	45,645	62,702
Sale of reserves in place	(54)	(45,692)	(186,972)	(232,988)
Production	(529)	(5,487)	(25,502)	(34,160)
Proved reserves as of December 31, 2015	1,806	34,826	132,344	178,004
Revisions of previous estimates	247	(4,380)	(11,854)	(14,748)
Extensions, discoveries and other additions	—	—	1,485	1,485
Sale of reserves in place	(154)	—	(24,834)	(25,759)
Production	(502)	(3,871)	(16,617)	(23,501)
Proved reserves as of December 31, 2016	1,397	26,575	80,524	115,481

Proved developed reserves

As of December 31, 2014	2,089	42,584	182,567	237,688

As of December 31, 2015	1,549	15,792	78,533	103,615

As of December 31, 2016	1,212	13,073	47,349	67,694

Proved undeveloped reserves

As of December 31, 2014	348	30,914	126,458	159,460

As of December 31, 2015	257	19,034	53,811	74,389

As of December 31, 2016	185	13,502	33,175	47,787

Standardized measure of discounted future cash flows
Standardized Measure

	December 31,
	2016	2015	2014
Future cash flows	$299,035	$487,834	$1,711,404
Future production costs	(117,283)	(171,678)	(372,690)
Future development costs	(83,720)	(116,591)	(244,784)
Future income taxes	—	—	(121,192)
Future net cash flows	98,032	199,565	972,738
10% annual discount	(30,763)	(71,880)	(424,176)
Standardized measure of discounted future net cash flows	$67,269	$127,685	$548,562

Schedule of changes in standardized measure of discounted future net cash flows
Changes in Standardized Measure

	Year Ended December 31,
	2016	2015	2014
Standardized measure at beginning of year	$127,685	$548,562	$451,180

Sales and transfers of oil and gas produced, net of production costs	(35,993)	(55,849)	(173,540)
Changes in price, net of future production costs	(30,427)	(267,710)	37,204
Extensions and discoveries, net of future production and development costs	864	70,928	237,290
Changes in estimated future development costs, net of development costs incurred during this period	26,356	31,007	11,094
Revisions of quantity estimates	(14,889)	(14,427)	25,591
Accretion of discount	12,769	60,071	47,130
Net change in income taxes	—	52,149	(32,034)
Sale of reserves in place	(16,701)	(194,454)	(7,240)
Changes in production rates (timing) and other	(2,395)	(102,592)	(48,113)
Net increase (decrease) in standardized measure	(60,416)	(420,877)	97,382
Standardized measure at end of year	$67,269	$127,685	$548,562

Average sales price and average production costs
The historical twelve-month, first day of the month, average prices of oil, gas and natural gas liquids used in determining standardized measure were:

	2016	2015	2014
Oil, $/Bbl	$40.85	$50.29	$96.45
Ngls, $/Mcfe	2.40	2.24	4.11
Natural Gas, $/Mcf	1.82	2.41	3.80